GOODWILL (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill
Balance at the beginning of the period	CAD 4,812	CAD 4,034
Asset impairment charges	(1,085)
Foreign exchange rate changes	153	778
Balance at the end of the period	13,958	4,812
U.S. Natural Gas Pipelines
Goodwill
Balance at the beginning of the period	3,667	3,074
Asset impairment charges	0
Foreign exchange rate changes	213	593
Balance at the end of the period	13,958	3,667
Energy
Goodwill
Balance at the beginning of the period	1,145	960
Asset impairment charges	(1,085)
Foreign exchange rate changes	(60)	185
Balance at the end of the period	0	CAD 1,145
Columbian Pipeline
Goodwill
Acquisition of Columbia	10,078
Columbian Pipeline | U.S. Natural Gas Pipelines
Goodwill
Acquisition of Columbia	10,078
Columbian Pipeline | Energy
Goodwill
Acquisition of Columbia	CAD 0